Iman Fund
Schedule of Investments
August 31, 2026 (Unaudited)

COMMON STOCKS - 99.7%	Shares	Value
Aerospace Product and Parts Manufacturing - 0.1%
Space Exploration Technologies Corp. - Class A (a)	2,270	$ 326,176

Apparel Accessories and Other Apparel Manufacturing - 0.1%
Deckers Outdoor Corp. (a)	2,851	248,265

Architectural and Structural Metals Manufacturing - 0.5%
SPX Technologies, Inc. (a)	6,100	1,200,175

Automotive Parts, Accessories, and Tire Retailers - 0.3%
O'Reilly Automotive, Inc. (a)	7,600	674,880

Basic Chemical Manufacturing - 0.9%
Linde PLC	4,919	2,408,244

Building Equipment Contractors - 0.1%
EMCOR Group, Inc.	323	237,257

Business Support Services - 0.2%
Uber Technologies, Inc. (a)	6,958	526,373

Clothing and Clothing Accessories Retailers - 1.9%
Boot Barn Holdings, Inc. (a)	9,200	1,385,796
Ross Stores, Inc.	11,700	2,673,918
TJX Cos., Inc.	7,448	997,362
		5,057,076

Communications Equipment Manufacturing - 10.1%
Apple, Inc.	79,125	25,070,756
QUALCOMM, Inc.	9,114	1,553,755
		26,624,511

Computer and Peripheral Equipment Manufacturing - 1.7%
Cisco Systems, Inc.	37,240	4,114,648
Western Digital Corp.	620	279,341
		4,393,989

Computer Systems Design and Related Services - 10.2%
Alphabet, Inc. - Class A	43,480	14,754,938
Alphabet, Inc. - Class C	28,940	9,706,766
F5, Inc. (a)	2,300	936,399
PDF Solutions, Inc. (a)	22,000	978,560
ServiceNow, Inc. (a)	3,699	547,415
		26,924,078

Computing Infrastructure Providers, Data Processing, Web Hosting, and Related Services - 0.5%
Shopify, Inc. - Class A (a)	8,330	1,227,592

Cut and Sew Apparel Manufacturing - 0.1%
Cintas Corp.	1,666	336,182

Drugs and Druggists' Sundries Merchant Wholesalers - 0.2%
McKesson Corp.	725	641,857

Electric Power Generation, Transmission and Distribution - 0.7%
GE Vernova, Inc.	2,040	1,833,001

Electrical Equipment Manufacturing - 0.1%
Powell Industries, Inc.	1,810	325,311

Freight Transportation Arrangement - 0.1%
Expeditors International of Washington, Inc.	1,764	334,543

General Freight Trucking - 0.1%
Old Dominion Freight Line, Inc.	1,450	289,942

Hardware, and Plumbing and Heating Equipment and Supplies Merchant Wholesalers - 0.1%
Watsco, Inc.	1,070	331,507

Household Appliance Manufacturing - 1.1%
SharkNinja, Inc. (a)	15,080	2,902,749

Industrial Machinery Manufacturing - 2.6%
ASML Holding NV	3,952	6,702,632
Kadant, Inc.	573	171,407
		6,874,039

Machinery, Equipment, and Supplies Merchant Wholesalers - 0.2%
Ferguson Enterprises, Inc.	1,960	440,040

Medical Equipment and Supplies Manufacturing - 3.9%
Edwards Lifesciences Corp. (a)	4,361	395,761
Globus Medical, Inc. - Class A (a)	34,800	2,831,676
Intuitive Surgical, Inc. (a)	1,450	546,447
Johnson & Johnson	23,226	6,174,632
ResMed, Inc.	1,131	271,553
		10,220,069

Metal Ore Mining - 0.8%
Agnico Eagle Mines Ltd.	3,973	806,956
Alamos Gold, Inc. - Class A	8,526	312,137
Barrick Mining Corp.	17,151	768,879
Coeur Mining, Inc.	467	9,704
Franco-Nevada Corp.	1,239	326,043
		2,223,719

Miscellaneous Durable Goods Merchant Wholesalers - 0.8%
Wheaton Precious Metals Corp.	14,400	2,171,952

Motor Vehicle Body and Trailer Manufacturing - 0.4%
Blue Bird Corp. (a)	17,836	1,037,164

Motor Vehicle Manufacturing - 2.1%
Federal Signal Corp.	13,600	1,591,200
Tesla, Inc. (a)	11,030	4,058,489

		5,649,689

Navigational, Measuring, Electromedical, and Control Instruments Manufacturing - 0.9%
LivaNova PLC (a)	29,400	2,346,414

Nursing Care Facilities (Skilled Nursing Facilities) - 0.1%
Ensign Group, Inc.	980	168,815

Oil and Gas Extraction - 4.3%
EOG Resources, Inc.	5,948	862,222
ExxonMobil Holdings Corp.	64,600	10,397,370
		11,259,592

Other Amusement and Recreation Industries - 0.4%
OneSpaWorld Holdings Ltd.	40,964	1,017,136

Other Electrical Equipment and Component Manufacturing - 0.1%
Hubbell, Inc.	725	328,425

Other Fabricated Metal Product Manufacturing - 0.1%
Watts Water Technologies, Inc. - Class A	715	261,511

Other General Purpose Machinery Manufacturing - 0.8%
Graco, Inc.	24,206	1,874,271
Mettler-Toledo International, Inc. (a)	231	324,587
		2,198,858

Other Miscellaneous Manufacturing - 0.0% (b)
YETI Holdings, Inc. (a)	2,548	104,595

Other Professional, Scientific, and Technical Services - 1.0%
IDEXX Laboratories, Inc. (a)	4,806	2,675,452

Other Specialty Trade Contractors - 0.4%
Argan, Inc.	2,540	1,079,475

Petroleum and Coal Products Manufacturing - 3.6%
Chevron Corp.	24,330	5,015,386
Imperial Oil Ltd.	33,418	4,389,120
		9,404,506

Pharmaceutical and Medicine Manufacturing - 6.7%
AstraZeneca PLC	34,000	5,512,420
Eli Lilly & Co.	6,700	7,750,091
Incyte Corp. (a)	23,912	2,946,437
Regeneron Pharmaceuticals, Inc.	896	715,976
Vertex Pharmaceuticals, Inc. (a)	1,274	693,718
		17,618,642

Residential Building Construction - 0.5%
Everus Construction Group, Inc. (a)	9,085	1,045,956
NVR, Inc. (a)	49	309,446
		1,355,402

Restaurants and Other Eating Places - 0.1%

Chipotle Mexican Grill, Inc. (a)	5,635	214,299

Scheduled Air Transportation - 0.1%
Ryanair Holdings PLC - ADR	6,100	337,757

Semiconductor and Other Electronic Component Manufacturing - 25.3% (c)
Advanced Micro Devices, Inc. (a)	8,526	4,013,359
Analog Devices, Inc.	4,263	1,543,803
Applied Materials, Inc.	6,174	2,830,100
Arteris, Inc. (a)	55,700	1,218,716
Broadcom, Inc.	18,032	6,677,971
Diodes, Inc. (a)	3,800	345,040
FormFactor, Inc. (a)	4,802	483,129
Lam Research Corp.	6,958	2,097,767
Marvell Technology, Inc.	4,900	1,037,134
Micron Technology, Inc.	10,200	9,779,046
Monolithic Power Systems, Inc.	343	434,845
nLight, Inc. (a)	19,200	811,584
NVIDIA Corp.	82,050	18,114,999
Silicon Motion Technology Corp. - ADR	6,100	1,505,724
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	32,500	13,497,900
Texas Instruments, Inc.	7,124	1,858,723
Vertiv Holdings Co. - Class A	1,509	390,408
Vicor Corp. (a)	500	93,840
		66,734,088

Services to Buildings and Dwellings - 0.1%
Rollins, Inc.	3,234	116,650

Soap, Cleaning Compound, and Toilet Preparation Manufacturing - 1.9%
Oil-Dri Corp. of America	17,756	1,597,685
Procter & Gamble Co.	23,400	3,395,808
		4,993,493

Software Publishers - 6.9%
Cadence Design Systems, Inc. (a)	1,440	487,843
Microsoft Corp.	34,400	17,450,776
Nextpower, Inc. - Class A (a)	1,666	136,662
		18,075,281

Support Activities for Crop Production - 0.2%
Corteva, Inc.	7,056	597,149

Support Activities for Mining - 1.1%
SSR Mining, Inc.	73,500	2,764,335

Technical and Trade Schools - 0.3%
Universal Technical Institute, Inc. (a)	30,968	654,354

Travel Arrangement and Reservation Services - 0.3%
Booking Holdings, Inc.	4,445	884,955

Utility System Construction - 0.8%
Primoris Services Corp.	30,000	2,163,300

Ventilation, Heating, Air-Conditioning, and Commercial Refrigeration Equipment Manufacturing - 0.5%
Lennox International, Inc.	416		159,178
Trane Technologies PLC	2,700		1,199,880
			1,359,058

Warehouse Clubs, Supercenters, and Other General Merchandise Retailers - 0.7%
Ollie's Bargain Outlet Holdings, Inc. (a)	25,300		1,908,126

Web Search Portals, Libraries, Archives, and Other Information Services - 2.6%
Meta Platforms, Inc. - Class A	12,100		6,925,314
TOTAL COMMON STOCKS (Cost $146,173,845)			263,007,362

TOTAL INVESTMENTS - 99.7% (Cost $146,173,845)			263,007,362
Other Assets in Excess of Liabilities - 0.3%		0.00303	798,520
TOTAL NET ASSETS - 100.0%			$ 263,805,882

Percentages are stated as a percent of net assets.

ADR - American Depositary Receipt

(a)	Non-income producing security.
(b)	Represents less than 0.05% of net assets.
(c)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect that industry or sector.

Summary of Fair Value Disclosure as of August 31, 2026 (Unaudited)

Iman Fund has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.
The following is a summary of the fair valuation hierarchy of the Fund’s securities as of August 31, 2026:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$ 263,007,362	$ –	$ –	$ 263,007,362
Total Investments	$ 263,007,362	$ –	$ –	$ 263,007,362

Refer to the Schedule of Investments for further disaggregation of investment categories.